Other Receivables	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Disclosure of trade and other receivables [text block]
NOTE 5:	OTHER RECEIVABLES

			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars

Other receivables	30	9	3
Government authorities	186	258	75
Prepaid expenses	600	202	58

	816	469	136